Related party consulting agreements	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party consulting agreements:

Note 16

Related party consulting agreements:

The Company entered into consulting agreements with several of its senior management.

In January 2017, and as subsequently amended in October 2020, the Company entered into a consulting agreement with CHG BioVenture SA, an entity controlled by Mr. Hervé Girsault, the Company’s current Head of Business Development. Pursuant to the consulting agreement, the Company agreed to pay CHG BioVenture SA a monthly fee of CHF 17,500, as well as an opportunity to a bonus of up to 15% of the annual fee, subject to the Company’s discretion. In addition, the Company has agreed to pay CHG BioVenture SA a 1% fee tied to the net proceeds actually received by the Company in certain transactions, such as, but not limited to, an M&A transaction. The consulting agreement may be terminated by either party for any reason at the end of each calendar quarter with three months’ prior written notice, or immediately if Mr. Girsault breaches the confidentiality provision. The consulting agreement also provides for a 24-month non-competition clause. The consulting agreement also provides for standard confidentiality provisions as well as reimbursement for certain expenses. For the year ended December 31, 2020, 2019 and 2018, the Company recorded fees to CHG BioVenture SA of $285,859, $285,538 and $286,206, respectively, included in general and administrative expenses on the statement of operations and comprehensive loss.

The Company provided BioVenture SA and Mr. Girsault notice of the Company’s termination of the consulting agreement with CHG BioVenture SA, pursuant to which Mr. Girsault provides his services to the Company, which will take effect on June 30, 2021. The Company is actively in discussions with Mr. Girsault on continuing his engagement with the Company in his current role.

In March 2021, the Company entered into a consulting agreement with Mr. Subhasis Roy, the Company’s current Interim Chief Financial Officer, pursuant to which the Company agreed to pay Mr. Roy a daily rate of CHF 2,000 for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Roy that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause.

In February 2021, the Company entered into a consulting agreement with Mr. Eric Konofal, the Company’s current Interim Chief Scientific Officer, pursuant to which the Company agreed to pay Mr. Konofal a daily rate of CHF 2,000 for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Konofal that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses.

In March 2021, the Company entered into a consulting agreement with Mr. Carlos Camozzi, the Company’s current Interim Medical Director, pursuant to which the Company agreed to pay Mr. Camozzi an hourly rate of CHF 230 plus 7.7% VAT for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by us in the event of a material breach by Mr. Camozzi that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses.